Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair value, assets measured on recurring basis

	Carrying Value at December 31, 2012
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$85,891	81	85,810	0
Mortgage loan commitments	(40)	0	(40)	0

Total	$85,851	81	85,770	0

	Carrying Value at December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$126,114	613	125,501	0
Mortgage loan commitments	(94)	0	(94)	0

Total	$126,020	613	125,407	0

Assets measured at fair value on a nonrecurring basis

	Carrying Value at December 31, 2012				Year Ended December 31, 2012 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$2,584	0	2,584	0	15
Mortgage servicing rights	1,732	0	1,732	0	0
Loans (1)	32,287	0	32,287	0	(2,307)
Real estate, net (2)	10,595	0	10,595	0	(569)

Total	$47,198	0	47,198	0	(2,861)

	Carrying Value at December 31, 2011				Year Ended December 31, 2011 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$3,709	0	3,709	0	129
Mortgage servicing rights	1,485	0	1,485	0	0
Loans (1)	38,162	0	38,162	0	(4,167)
Real estate, net (2)	16,616	0	16,616	0	(2,690)
Assets held for sale	1,583	0	1,583	0	0
Deposits held for sale	36,048	0	36,048	0	0

Total	$97,603	0	97,603	0	(6,728)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
(2)	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.